Notes payable (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Summary of Note Payable

	As at
	December 31, 2025 RMB’million	June 30, 2026 RMB’million
Included in non-current liabilities	3,497	3,390

Summary of unsecured senior notes

	Principal amount (US$’million)	Carrying amount at December 31, 2025 (RMB’million)	Carrying amount at June 30, 2026 (RMB’million)	Interest Rate (per annum)	Due
2025 Notes	300	—	—	1.375%	2025
2030 Notes	500	3,497	3,390	2.000%	2030

	800	3,497	3,390